Defiance Daily Target 2X Short PLTR ETF

Schedule of Investments

July 31, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 13.1%
Money Market Funds - 2.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	358,766	$358,766

U.S. Treasury Bills - 10.4%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	1,410,000	1,406,616

TOTAL SHORT-TERM INVESTMENTS (Cost $1,765,073)		1,765,382

TOTAL INVESTMENTS - 13.1% (Cost $1,765,073)		$1,765,382
Other Assets in Excess of Liabilities - 86.9%		11,691,291
TOTAL NET ASSETS - 100.0%		$13,456,673

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

Defiance Daily Target 2X Short PLTR ETF

Schedule of Total Return Swaps Contracts

July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - 56.5%

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Palantir Technologies, Inc.	BMO Capital Markets Corp.	Pay	OBFR + (4.99%)	Termination(a)	02/28/2028	$(4,282,488)	$1,053,642
Palantir Technologies, Inc.	Cantor Fitzgerald & Co.	Pay	OBFR + (2.99%)	Termination(a)	09/18/2026	(5,393,843)	2,302,530
Palantir Technologies, Inc.	Clear Street LLC	Pay	OBFR + (1.24%)	Termination(b)	01/03/2028	(5,829,106)	1,841,829
Palantir Technologies, Inc.	Marex Capital Markets, Inc.	Pay	OBFR + (4.04%)	Termination(c)	10/02/2026	(6,251,448)	394,334
Palantir Technologies, Inc.	Nomura Securities International, Inc.	Pay	OBFR + (5.00%)	Termination(d)	03/31/2033	(5,143,908)	2,011,426
							7,603,761

Net Unrealized Appreciation (Depreciation)							7,603,761

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.